OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	3. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
PROVISIONS AND CHARGES
For the half year to

	30 June 2025	30 June 2024
	£m	£m
Staff costs	611	652
Other administration expenses	482	490
Depreciation, amortisation and impairment	176	152
	1,269	1,294